Future Scheduled Repayments (Detail)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 211,425,000	[1]
2018	378,810,000	[1]
2019	528,586,000	[1]
2020	1,116,213,000	[1]
2021 and thereafter	820,434,000	[1]
Long Term Debt, Carrying Amount, Total	3,055,468,000	[1]
Available Borrowing, as Limited by the Borrowing Base	61,814,000	[1]
Current and Available Borrowing	3,117,282,000	[1]
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2017	81,771,000
2018	89,568,000
2019	89,568,000
2020	89,568,000
2021 and thereafter	604,585,000
Long Term Debt, Carrying Amount, Total	955,060,000
Available Borrowing, as Limited by the Borrowing Base	4,684,000
Current and Available Borrowing	959,744,000
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
2017	6,002,000
2018	22,000,000
2019	24,000,000
2020	89,398,000
Long Term Debt, Carrying Amount, Total	141,400,000
Available Borrowing, as Limited by the Borrowing Base	17,898,000
Current and Available Borrowing	159,298,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
2020	675,620,000
Long Term Debt, Carrying Amount, Total	675,620,000
Available Borrowing, as Limited by the Borrowing Base	24,380,000
Current and Available Borrowing	700,000,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
2020	175,148,000
Long Term Debt, Carrying Amount, Total	175,148,000
Available Borrowing, as Limited by the Borrowing Base	14,852,000
Current and Available Borrowing	190,000,000
TW Credit Facility
Debt Instrument [Line Items]
2017	31,822,000
2018	25,412,000
2019	21,675,000
2020	26,249,000
2021 and thereafter	17,565,000
Long Term Debt, Carrying Amount, Total	122,723,000
Current and Available Borrowing	122,723,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2018	150,000,000
Long Term Debt, Carrying Amount, Total	150,000,000
Current and Available Borrowing	150,000,000
TL Term Loan
Debt Instrument [Line Items]
2017	31,600,000
2018	31,600,000
2019	333,113,000
Long Term Debt, Carrying Amount, Total	396,313,000
Current and Available Borrowing	396,313,000
2013-1 Bonds
Debt Instrument [Line Items]
2017	30,090,000	[2]
2018	30,090,000	[2]
2019	30,090,000	[2]
2020	30,090,000	[2]
2021 and thereafter	82,747,000	[2]
Long Term Debt, Carrying Amount, Total	203,107,000	[2]
Current and Available Borrowing	203,107,000	[2]
2014-1 Bonds
Debt Instrument [Line Items]
2017	30,140,000	[3]
2018	30,140,000	[3]
2019	30,140,000	[3]
2020	30,140,000	[3]
2021 and thereafter	115,537,000	[3]
Long Term Debt, Carrying Amount, Total	236,097,000	[3]
Current and Available Borrowing	$ 236,097,000	[3]

[1]	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $16,404.
[2]	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $704.
[3]	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $63.